BALANCE SHEET - USD ($)	Dec. 31, 2025	Dec. 31, 2024
CURRENT ASSETS
Cash and cash equivalents	$ 3	$ 26
Accounts receivable	0	11,326
Inventory	60,319	53,599
Other credits	0	12,369
Related Parties	134,159	134,071
Advance to Suppliers	113,230	114,112
Recoverable Taxes	69,116	61,416
Other Assets	1,025,195	1,025,195
Total Current Assets	1,402,022	1,412,114
NON-CURRENT ASSETS
Property, Plant and Equipment	76,356	79,228
Operating lease assets	0	168,945
Intangible assets	512,012	512,012
Total Non-Current Assets	588,368	760,185
TOTAL ASSETS	1,990,390	2,172,299
CURRENT LIABILITIES
Suppliers	4,599,263	3,458,792
Loans	2,726,010	2,317,609
Related Parties	694,991	693,120
Taxes	311,872	239,580
Labor and social security liabilities	234,563	156,683
Other obligations	26,625	10,771
Lease	190,134	115,592
Total Current Liabilities	8,783,458	6,992,147
NON-CURRENT LIABILITIES
Loans	0	0
Lease	0	53,358
Taxes	0	0
Total Non-Current Liabilities	0	53,358
NEGATIVE SHAREHOLDERS' EQUITY
Capital stock	1,012,492	1,012,492
Accumulated Losses	(8,154,348)	(7,061,973)
Cumulative translation adjustment (CTA)	348,788	1,176,275
Negative Total Shareholders' Equity	(6,793,068)	(4,873,206)
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 1,990,390	$ 2,172,299